Note 16 - Stock-based Compensation Plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 600	$ 600
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options	$ 200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	879,338	657,209	526,321
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	272,144	274,500	170,932
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.10	$ 5.26	$ 4.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 800	$ 2,500	$ 1,800
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 2,100
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 146 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1,300
Performance Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 1,800
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 2,000
Restricted Stock Units (RSUs) [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 1,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 900
Option Granted Outside of Shareholder-approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	742,838
Option Granted Outside of Shareholder-approved Stock Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,005,138
Outside of Shareholder-approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	136,500
Deferred Share Unit Plan [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 0	$ 0
Deferred Share Units Outstanding Number	277,390	242,082
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 8,600	$ 6,800
Deferred Share Units Grants In Period	35,308
Deferred Share Units Compensation Expense	$ 2,200	2,300	1,600
Cash-Settled Restricted Share Unit [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	800	900
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	600	800
Cash Settled Restricted Share Units Compensation Expense	$ 800	$ 1,000	$ 800